Deferred Revenue - Summary of Deferred Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred revenue [line items]
Balance at beginning of the year	¥ 4,851	¥ 3,687
Additions of deferred revenue during period	2,119	2,002
Reductions of deferred revenue for the year	(1,043)	(838)
Balance at end of the year	5,927	4,851
Government grants related to assets [member]
Disclosure of deferred revenue [line items]
Additions of deferred revenue during period	915	1,017
Other deferred revenue additions [member]
Disclosure of deferred revenue [line items]
Additions of deferred revenue during period	1,204	985
Recognition of government grants in profit or loss [member]
Disclosure of deferred revenue [line items]
Reductions of deferred revenue during period	(591)	(469)
Other deferred revenue reductions [member]
Disclosure of deferred revenue [line items]
Reductions of deferred revenue during period	¥ (452)	¥ (369)